Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,386)
Port Terminal Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	7,633	7,035
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(2,408)	(2,324)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(945)	(877)
General and administrative expenses	(440)	(561)
Interest expense and finance cost, net	22	62
Other (expense) income, net	(562)	195
Income before income taxes and noncontrolling interest	6,363	4,535
Income taxes	1,819	(232)
Net income	8,182	4,303
Net (loss)/income attributable to Navios Logistics' stockholders	8,182	4,303
Cabotage Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	13,235	10,536
Time charter, voyage and port terminal expenses	(569)	(290)
Direct vessel expenses	(7,567)	(8,108)
Depreciation and amortization	(664)	(1,093)
General and administrative expenses	(189)	(162)
Interest expense and finance cost, net	(1,618)	(1,664)
Other (expense) income, net	(1,155)	(505)
Income before income taxes and noncontrolling interest	1,473	(1,286)
Income taxes	(392)	149
Net income	1,081	(1,137)
Less: Net income attributable to the noncontrolling interest	0	0
Net (loss)/income attributable to Navios Logistics' stockholders	1,081	(1,137)
Barge Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	23,282	19,974
Time charter, voyage and port terminal expenses	(6,475)	(7,236)
Direct vessel expenses	(10,657)	(7,799)
Depreciation and amortization	(4,484)	(4,832)
General and administrative expenses	(2,441)	(2,911)
Interest expense and finance cost, net	(3,399)	(3,320)
Other (expense) income, net	(1,094)	(432)
Income before income taxes and noncontrolling interest	(5,268)	(6,556)
Income taxes	2,343	1,006
Net income	(2,925)	(5,550)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	(2,943)	(5,552)
Unallocated interest [Member]
Segment Reporting Information [Line Items]
Interest expense and finance cost, net	(386)
Income before income taxes and noncontrolling interest	(386)
Net income	(386)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (386)